Personnel expenses - (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expenses
Pensions	kr (52)	kr (58)	kr (57)
Social insurance	(59)	(61)	(58)
Other personnel expenses	(14)	(12)	(9)
Total personnel expenses	(311)	(320)	(308)
Board of Directors and the CEO
Personnel expenses
Salaries and remuneration	(7)	(7)	(6)
Senior Executives
Personnel expenses
Salaries and remuneration	(21)	(20)	(18)
Pensionable remuneration	21	20	17
Other employees
Personnel expenses
Salaries and remuneration	(158)	(162)	(160)
Chief Executive Officer (Catrin Fransson)
Personnel expenses
Pensionable remuneration	kr 5	kr 5	kr 4